Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation and a measure reflecting “compensation actually paid” for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“NEOs”), and (ii) select financial performance measures, in each case, for our five most recently completed fiscal years.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1 (1)	Summary Compensation Table Total for PEO 2 (1)	Compensation Actually Paid to PEO 1 (2)	Compensation Actually Paid to PEO 2 (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (Loss) ($ in thousands) (7)	1 Year Adjusted Diluted EPS (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	$5,669,221	$4,433,544	$4,948,950	$4,691,685	$1,981,113	$2,112,172	$172.52	$201.95	$95,047	$4.63
2024	$5,275,076	N/A	$5,950,427	N/A	$1,880,731	$2,097,067	$149.13	$209.02	$119,598	$5.08
2023	$4,832,074	N/A	$5,325,169	N/A	$1,823,628	$1,919,696	$143.55	$180.30	$124,052	$3.77
2022	$3,735,584	N/A	$4,363,778	N/A	$1,449,372	$1,574,242	$148.67	$197.73	$86,577	$3.79
2021	$5,171,861	N/A	$6,885,379	N/A	$1,732,667	$2,251,644	$142.74	$195.33	$87,410	$4.25
(1)    The dollar amounts reported in Column (b) and (c) are the amounts of total compensation reported for the Company’s PEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Specifically, Column (b) corresponds to Mr. G. Freeman, who served as PEO through September 30, 2024, and Column (c) corresponds to Mr. P. Wigner, who assumed the PEO role effective October 1, 2024. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”
(2)    The dollar amounts reported in Column (d) and (e) represent the amount of “compensation actually paid” to the Company’s PEOs, Mr. G. Freeman and Mr. P. Wigner, respectively, for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. G. Freeman and Mr. P. Wigner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. G. Freeman and Mr. P. Wigner’s total compensation to determine the compensation actually paid:

Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
			(a)	(b)	(c)	(d)
2025	George Freeman	$5,669,221	$(1,893,634)	$2,644,432	$(1,836,699)	$365,630	$4,948,950
2025	Preston Wigner	$4,433,544	$(2,411,771)	$2,789,717	$(219,667)	$99,862	$4,691,685
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Awards Adjustments
2025	George Freeman	$1,355,769	$330,476	$1,047,222	$(89,035)	$—	$—	$2,644,432
2025	Preston Wigner	$2,437,244	$73,311	$231,770	$(19,699)	$—	$67,092	$2,789,717
c.The reported change in the actuarial present value of defined benefit pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”
d.The pension benefit adjustment is the value attributable to the applicable years’ service cost.
(3)    The dollar amounts reported in Column (f) represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Mr. Hentschke, Mr. Kroner, Mr. Wigner, and Mr. Broome for 2021, 2022, and 2023, Mr. Hentschke, Mr. Kroner, Mr. Wigner, and Mr. O’Keefe for 2024, and Mr. Hentschke, Mr. Kroner, Mr. O’Keefe, and Ms. Claiborne for 2025.
(4)    The dollar amounts reported in Column (g) represent the average amount of “compensation actually paid” to the non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
			(a)	(b)	(c)
2025	$1,981,113	$(524,727)	$750,098	$(193,342)	$99,030	$2,112,172
a.The grant date fair value of equity awards represents the total of the average amounts reported in the “Stock Awards” column for non-PEO NEOs in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”
b.The average equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the average of the following for the non-PEO NEOs: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Awards Adjustments
2025	$375,684	$84,796	$303,679	$(14,061)	$—	$—	$750,098
c.The reported change in the actuarial present value of defined benefit pension benefits reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year. Refer to the Summary Compensation Table.
d.The pension benefit adjustment is the value attributable to the applicable years’ service cost.
(5)    Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming investment in Universal’s stock as of March 31, 2020 and assuming reinvestment of dividends.
(6)    Peer group TSR, is the value of $100 at the end of the measurement period assuming investment in the peer group index as of March 31, 2020 and assuming reinvestment of dividends. The peer group used for this purpose is the following published industry index: S&P Smallcap 600 Index (the “Peer Index”).
(7)    The dollar amounts reported represent our net income, as reflected in the Company’s audited financial statements for the applicable year.
(8)    The dollar amounts reported represent our 1 Year Adjusted Diluted EPS, which we define and calculate as the diluted earnings per share of Common Stock, adjusted to exclude restructuring and impairment and certain items discussed under “Reconciliation of Certain Non-GAAP Financial Measures” in Item 7 of our Annual Report on Form 10-K for the fiscal year ended March 31, 2025. We note that 1 Year Adjusted Diluted EPS is a different financial measure than adjusted diluted earnings per share as defined for purposes of the Compensation Discussion and Analysis because the adjustments for items approved by the Compensation and Human Resources Committee differ for the two measures. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that the 1 Year Adjusted Diluted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	1 Year Adjusted Diluted EPS (8)
Non-PEO NEO Average Total Compensation Amount	$ 1,981,113	$ 1,880,731	$ 1,823,628	$ 1,449,372	$ 1,732,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,112,172	2,097,067	1,919,696	1,574,242	2,251,644
Tabular List, Table
As described in more detail in the Compensation Discussion and Analysis section, our executive compensation program reflects a pay-for-performance philosophy and includes performance metrics that are intended to incentivize our NEOs and align our NEOs’ interests with those of our shareholders. With respect to the 2025 fiscal year, the most important financial performance measures used to link executive compensation actually paid to our performance overall are as follows:

Metrics Used in Determining NEO Pay
1 Year Adjusted Diluted EPS
3 Year Average Adjusted Diluted EPS
Adjusted Economic Profit

Total Shareholder Return Amount	$ 172.52	149.13	143.55	148.67	142.74
Peer Group Total Shareholder Return Amount	201.95	209.02	180.30	197.73	195.33
Net Income (Loss)	$ 95,047	$ 119,598	$ 124,052	$ 86,577	$ 87,410
Company Selected Measure Amount	4.63	5.08	3.77	3.79	4.25
Measure:: 1
Pay vs Performance Disclosure
Name	1 Year Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	3 Year Average Adjusted Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Economic Profit
George C Freeman, III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,669,221	$ 5,275,076	$ 4,832,074	$ 3,735,584	$ 5,171,861
PEO Actually Paid Compensation Amount	4,948,950	$ 5,950,427	$ 5,325,169	$ 4,363,778	$ 6,885,379
George C Freeman, III [Member] | Reported Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,893,634)
George C Freeman, III [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,644,432
George C Freeman, III [Member] | Reported Change Actuarial PV of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,836,699)
George C Freeman, III [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,630
George C Freeman, III [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,355,769
George C Freeman, III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,476
George C Freeman, III [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,047,222
George C Freeman, III [Member] | Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,035)
George C Freeman, III [Member] | Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
George C Freeman, III [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Preston D Wigner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,433,544
PEO Actually Paid Compensation Amount	4,691,685
Preston D Wigner [Member] | Reported Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,411,771)
Preston D Wigner [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,789,717
Preston D Wigner [Member] | Reported Change Actuarial PV of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,667)
Preston D Wigner [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,862
Preston D Wigner [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,437,244
Preston D Wigner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,311
Preston D Wigner [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,770
Preston D Wigner [Member] | Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,699)
Preston D Wigner [Member] | Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Preston D Wigner [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,092
Non-PEO NEO | Reported Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(524,727)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,098
Non-PEO NEO | Reported Change Actuarial PV of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,342)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,030
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,684
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,796
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,679
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,061)
Non-PEO NEO | Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0